Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.68%
New York–87.77%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$785,042

Series 2018 A, RB	5.00%	12/15/2036	780	817,538

Series 2018 A, RB	5.00%	12/15/2037	820	857,638

Series 2018 A, RB	5.00%	12/15/2038	500	520,304

Series 2018 B, RB(a)	5.00%	12/15/2030	240	254,031

Series 2018 B, RB(a)	5.00%	12/15/2031	300	316,808

Series 2018 B, RB(a)	5.00%	12/15/2032	320	337,221

Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,581,033

Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,594,192

Albany Capital Resource Corp. (Brighter Choice Elementary);
Series 2021, RB	3.25%	04/01/2023	345	340,966

Series 2021, Ref. RB	3.25%	04/01/2031	6,185	5,427,519

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2025	1,025	972,170

Series 2021, Ref. RB	4.00%	07/01/2026	1,065	989,453

Series 2021, Ref. RB	4.00%	07/01/2027	1,105	1,005,589

Series 2021, Ref. RB	4.00%	07/01/2036	7,295	5,561,553

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	407,695

Series 2016 A, Ref. RB	5.00%	05/01/2025	300	308,638

Series 2016 A, Ref. RB	5.00%	05/01/2026	300	310,540

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,558,237

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	673,891

Series 2018, Ref. RB	5.00%	10/01/2028	690	711,204

Series 2018, Ref. RB	5.00%	10/01/2029	730	750,021

Series 2018, Ref. RB	5.00%	10/01/2030	760	779,264

Series 2018, Ref. RB	5.00%	10/01/2031	805	822,555

Series 2018, Ref. RB	5.00%	10/01/2043	540	528,143

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	516,404

Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,032,031

Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,030,217

Series 2016, Ref. RB	5.25%	11/01/2030	650	668,229

Series 2016, Ref. RB	5.25%	11/01/2031	650	666,821

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(b)	4.00%	07/15/2029	1,750	1,801,881

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	1,350	1,218,928

Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,469,541

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	2,808,039

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	2,995,481

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	155,546

Series 2018, Ref. RB	5.00%	10/01/2027	150	156,719

Series 2018, Ref. RB	5.00%	10/01/2028	165	173,360

Series 2018, Ref. RB	5.00%	10/01/2029	175	183,831

Series 2018, Ref. RB	5.00%	10/01/2030	200	209,138

Series 2018, Ref. RB	5.00%	10/01/2031	200	208,518

Series 2018, Ref. RB	5.00%	10/01/2033	100	103,658

Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	337,007

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	$1,125	$1,111,335

Series 2018, RB	5.00%	06/01/2033	1,190	1,225,702

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	5,000	4,626,849

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	124,774

Series 2019, RB	4.00%	07/01/2037	150	149,898

Series 2019, RB	4.00%	07/01/2038	150	148,743

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	1,885	1,610,494

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	485,524

Series 2017, Ref. RB	5.00%	08/01/2028	600	640,445

Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,213,040

Series 2017, Ref. RB	3.00%	08/01/2031	1,000	927,759

Series 2017, Ref. RB	5.00%	08/01/2032	635	673,614

Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,215	1,181,903

Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2031	325	305,872

Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(c)	5.00%	06/01/2036	525	507,495

Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	2,000	2,002,057

Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(c)	4.00%	11/01/2031	1,270	1,176,048

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	367,961

Series 2016 A, Ref. RB	5.00%	05/01/2024	380	389,720

Series 2016 A, Ref. RB	5.00%	05/01/2025	400	416,598

Series 2016 A, Ref. RB	5.00%	05/01/2026	415	437,918

Series 2016 A, Ref. RB	5.00%	05/01/2027	445	469,411

Series 2016 A, Ref. RB	5.00%	05/01/2028	465	490,793

Series 2016 A, Ref. RB	5.00%	05/01/2029	485	511,178

Dobbs Ferry Local Development Corp. (Mercy College); Series 2014, RB	5.00%	07/01/2039	2,125	2,163,613

Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	346,003

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2030	8,600	8,919,636

Series 2016 B, RB	5.00%	07/01/2035	1,185	1,208,799

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,290	1,337,216

Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	9,245,419

Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	815	843,196

Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,639,582

Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB	5.00%	05/01/2028	500	504,782

Series 2013, RB	5.00%	05/01/2026	6,430	6,491,498

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	21,485	21,162,452

Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	155	157,345

Series 2017, Ref. RB	5.00%	06/01/2026	175	179,079

Series 2017, Ref. RB	5.00%	06/01/2027	100	103,132

Series 2017, Ref. RB	5.00%	06/01/2028	100	102,876

Series 2017, Ref. RB	5.00%	06/01/2031	320	326,531

Series 2017, Ref. RB	5.00%	06/01/2035	255	257,137

Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2023	250	252,012

Series 2017, Ref. RB	5.00%	06/01/2024	255	260,652

Series 2017, Ref. RB	5.00%	06/01/2025	270	279,729

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$835	$836,593

Series 2015 A, RB(a)	5.00%	06/01/2023	270	272,813

Series 2015 A, RB(a)	5.00%	06/01/2024	285	292,914

Series 2019, RB(a)	4.00%	06/01/2023	845	849,663

Series 2019, RB(a)	4.00%	06/01/2024	875	886,590

Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2023	185	186,489

Series 2017, Ref. RB	5.00%	06/01/2024	195	199,322

Series 2017, Ref. RB	5.00%	06/01/2025	205	212,387

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	621,162

Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,115,358

Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,207,549

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB (Acquired 06/26/2018; Cost $1,245,000)(c)(d)	4.75%	07/01/2028	1,245	1,196,879

Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,022,103

Hempstead Town Local Development Corp. (Evergreen Charter School);
Series 2019, RB(c)	6.25%	12/01/2022	135	135,000

Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,470	2,510,872

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,826,174

Series 2017, Ref. RB	5.00%	07/01/2029	200	209,431

Series 2017, Ref. RB	5.00%	07/01/2030	170	177,282

Series 2017, Ref. RB	5.00%	07/01/2031	150	156,042

Series 2017, Ref. RB	5.00%	07/01/2032	275	285,248

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	2,125	2,221,457

Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,882,801

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	6,000	5,784,616

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2037	5,000	5,056,395

Series 2021 A, Ref. RB	4.00%	02/15/2041	10,000	9,856,227

Series 2021 A, Ref. RB	4.00%	02/15/2042	6,500	6,380,594

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2044	17,000	17,404,938

Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	7,046,910

Series 2018, RB	5.00%	09/01/2035	11,000	11,888,130

Series 2020 A, Ref. RB	4.00%	09/01/2039	1,650	1,630,758

Series 2020 A, Ref. RB	4.00%	09/01/2040	215	210,948

Series 2021 B, Ref. RB(e)	1.50%	09/01/2026	1,750	1,590,188

Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,004,190

Series 2008 B-1, Ref. RB	5.00%	11/15/2029	1,500	1,528,132

Series 2012 A, Ref. RB	5.00%	11/15/2025	625	625,769

Series 2012 A, Ref. RB	5.00%	11/15/2026	315	315,387

Series 2012 A, Ref. RB	5.00%	11/15/2027	3,730	3,734,495

Series 2012 A, Ref. RB	5.00%	11/15/2028	260	260,310

Series 2012 A, Ref. RB	4.00%	11/15/2031	740	740,319

Series 2012 A, Ref. RB	5.00%	11/15/2031	3,250	3,253,310

Series 2012 B, RB	4.25%	11/15/2039	500	461,906

Series 2012 F, Ref. RB	5.00%	11/15/2025	3,250	3,253,370

Series 2013 B, RB	5.00%	11/15/2038	5,000	5,006,051

Series 2013 E, RB	5.00%	11/15/2038	5,385	5,398,960

Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, RB	5.00%	11/15/2034	1,875	2,024,578

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	364,671

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	584,708

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	$400	$400,457

Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,384

Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,316,412

Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,386,107

Series 2017, RB	5.00%	12/01/2034	1,100	1,135,160

Series 2017, RB	5.00%	12/01/2035	1,055	1,085,885

Series 2017, RB	5.00%	12/01/2036	1,125	1,155,715

Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	571,502

Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,931,157

Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,055,647

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	1,000	1,009,647

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,950	4,372,347

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2012 A, Ref. RB	5.00%	06/01/2023	615	616,051

Series 2014 A, RB	5.50%	06/01/2039	1,500	1,532,986

Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,352,214

Series 2017 B, GO Bonds	5.00%	04/01/2031	365	395,872

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	6,316,455

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	5,806,860

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,072,281

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	4,000	4,188,055

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,145,705

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2040	5,725	5,770,941

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2041	5,960	5,985,214

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	6,215,801

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	6,446,145

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	660	674,579

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,320	1,148,640

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,808	1,770,520

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	2,690	2,272,885

New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	338,772

Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,142,106

New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, RB (Acquired 08/15/2011; Cost $3,908,240)(d)(f)	5.25%	07/01/2027	3,908	87,935

New York & New Jersey (States of) Port Authority;
One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	2,500	2,566,390

One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	879,090

One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,986,821

Series 2012, RB	5.00%	07/15/2030	1,250	1,252,550

Series 2012, RB	4.50%	07/15/2031	220	220,257

Series 2012, RB	4.50%	07/15/2036	1,500	1,501,224

Series 2012, RB	4.00%	07/15/2037	1,000	1,000,026

Series 2012, RB	4.00%	07/15/2038	200	200,001

Series 2013 178, RB(a)	5.00%	12/01/2032	10,000	10,150,935

Series 2013 178, RB(a)	5.00%	12/01/2033	5,000	5,074,484

Series 2013 178, RB(a)	5.00%	12/01/2038	4,890	4,946,067

Series 2013 179, RB	5.00%	12/01/2027	275	281,491

Series 2014 185, RB(a)	5.00%	09/01/2026	12,500	12,842,659

Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	3,858,351

Series 2015, Ref. RB(a)	5.00%	10/15/2034	2,305	2,363,006

Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,509,320

Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,592,792

Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,643,006

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2019 217, RB	4.00%	11/01/2039	$3,750	$3,758,334

Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	9,333,521

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,654,673

Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	5,000	5,132,268

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,513

Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,014

Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,013

Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,026

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,025

Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,012

Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,010

Series 2012 B, GO Bonds	5.00%	08/01/2024	500	500,970

Series 2012 B, GO Bonds	5.00%	08/01/2025	325	325,706

Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,126,255

Series 2012 I, GO Bonds	5.00%	08/01/2025	1,055	1,057,291

Series 2013 BB, RB(e)(g)	5.00%	12/15/2022	5,000	5,004,457

Series 2013 D, GO Bonds	5.00%	08/01/2026	22,970	23,057,072

Series 2013 D, GO Bonds	5.00%	08/01/2027	26,090	26,184,555

Series 2013 E, GO Bonds(e)(g)	5.00%	02/01/2023	105	105,431

Series 2013 E, GO Bonds	5.00%	08/01/2026	18,760	18,831,114

Series 2013 E, GO Bonds	5.00%	08/01/2027	13,000	13,047,115

Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	8,146,202

Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,158,506

Series 2019 DD, RB	5.00%	06/15/2025	225	230,439

Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,576,735

Subseries 2013 A-1, GO Bonds	5.00%	08/01/2029	6,455	6,546,462

Subseries 2013 A-1, GO Bonds	5.25%	08/01/2030	250	253,950

Subseries 2013 D-3, GO Bonds	5.00%	08/01/2038	30,000	30,399,252

New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2039	6,560	6,495,679

Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	6,732,082

Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	6,992,538

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.85%) (INS - NATL)(b)(h)	8.60%	03/01/2023	6,550	6,614,679

Series 2006, RB (CPI Rate + 0.86%) (INS - NATL)(b)(h)	8.61%	03/01/2024	195	199,441

Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(h)	8.62%	03/01/2025	200	203,537

Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(h)	8.63%	03/01/2026	985	1,008,672

Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(h)	8.64%	03/01/2027	1,000	1,029,546

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2031	2,500	2,622,522

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2032	4,205	4,376,366

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	7,398,362

New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2034	11,225	11,329,400

Series 2013 DD, RB	5.00%	06/15/2038	12,000	12,105,862

Series 2013 EE, RB	5.00%	06/15/2035	90	90,823

Series 2015 FF, Ref. RB	5.00%	06/15/2039	10,950	11,341,922

Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,269,028

Series 2020 AA-2, RB	4.00%	06/15/2043	2,330	2,303,294

Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2037	12,245	12,369,386

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2028	$500	$504,782

Series 2013 I, RB	5.00%	05/01/2042	18,575	18,670,518

Series 2014 D1, RB	5.00%	02/01/2036	10,000	10,196,239

Series 2014 D1, RB	5.00%	02/01/2038	10,000	10,166,391

Series 2014 D1, RB	5.00%	02/01/2040	18,300	18,596,112

Series 2014, RB	5.00%	02/01/2033	1,000	1,022,737

Series 2015 S, RB	5.00%	07/15/2040	15,815	16,313,560

Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,371,724

Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,230,960

Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,436,417

Series 2017 F-1, RB	5.00%	05/01/2042	21,840	23,041,091

Series 2018 C-2, RB	5.00%	05/01/2038	5,000	5,361,647

Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,929,205

Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,613,667

Series 2019, RB	4.00%	11/01/2040	11,590	11,428,802

Series 2021 E-1, RB	4.00%	02/01/2043	2,150	2,082,445

Subseries 2013 F-1, RB	5.00%	02/01/2027	1,775	1,781,817

Subseries 2014 B-3, RB	5.00%	02/01/2031	6,115	6,256,863

Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	4,076,606

Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,788,298

Subseries 2018 A-1, RB	5.00%	08/01/2038	10,000	10,753,350

Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,880,478

Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	16,074,931

New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	425	483,230

Series 2020 A, Ref. RB	5.00%	12/01/2032	535	606,719

Series 2020 A, Ref. RB	4.00%	12/01/2033	700	718,570

Series 2020 A, Ref. RB	4.00%	12/01/2034	950	957,568

Series 2020 A, Ref. RB	4.00%	12/01/2035	300	299,792

New York (State of) Bridge Authority; Series 2021 B, Ref. RB	5.00%	01/01/2031	1,000	1,140,613

New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB(e)(g)	5.00%	12/15/2022	18,015	18,032,258

Series 2012 A, Ref. RB(e)(g)	5.00%	12/15/2022	1,845	1,846,768

Series 2012 A, Ref. RB(e)(g)	5.00%	12/15/2022	2,805	2,807,687

Series 2012 A, Ref. RB(e)(g)	5.00%	12/15/2022	1,530	1,531,466

Series 2012 G, RB	5.00%	10/01/2024	315	315,593

Series 2012, RB	5.00%	10/01/2026	140	140,263

Series 2012, RB	5.00%	10/01/2026	120	120,198

Series 2012, RB	5.00%	10/01/2027	65	65,107

Series 2012, RB	5.00%	10/01/2028	50	50,082

Series 2013, RB	5.75%	07/01/2043	7,055	7,117,888

Series 2014 E, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	1,000	1,039,469

Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	445	433,141

Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,661,272

Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,215,000

Series 2015, Ref. RB(c)	5.00%	12/01/2029	1,000	1,011,647

Series 2016, Ref. RB(c)	5.00%	12/01/2026	4,910	4,917,012
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,541,569

Series 2018 C, Ref. RB	5.00%	03/15/2034	1,955	2,139,053

Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,639,450

Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	10,707,336

Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,338,129

Series 2020 A, Ref. RB	4.00%	03/15/2043	11,750	11,441,816

Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,014,823

Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	4,422,340

New York (State of) Dormitory Authority (Bidding Group 1); Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,160,340

New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,737,187

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(c)	4.63%	12/01/2027	$1,030	$898,076

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	2,975	2,637,969

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,455,000)(c)(d)	4.63%	10/01/2027	1,455	1,327,290

New York (State of) Dormitory Authority (Fordham University); Series 2020, RB	4.00%	07/01/2046	2,260	2,147,872

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,460,388

New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	300,489

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	400,110

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	398,004

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	4,825	5,045,678

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,058,616

Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,027,997

Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,027,571

Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,022,827

Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	4,324,817

New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,047,396

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	1,884,536

Series 2022 A, Ref. RB	5.00%	07/01/2037	710	752,520

Series 2022 A, Ref. RB	5.00%	07/01/2038	1,150	1,214,448

Series 2022 A, Ref. RB	5.00%	07/01/2039	750	787,089

Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,037,723

New York (State of) Dormitory Authority (New York University);
Series 2017 A, Ref. RB	5.00%	07/01/2043	260	275,995

Series 2021 A, Ref. RB	4.00%	07/01/2037	1,500	1,507,256

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2015, Ref. RB	5.00%	07/01/2028	140	143,477

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2022	1,000	1,000,000

Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	2,834,569

Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,328,877

Series 2017, Ref. RB(c)	5.00%	12/01/2026	1,500	1,536,306

Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,329,283

Series 2017, Ref. RB(c)	5.00%	12/01/2036	1,300	1,306,227

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,298,378

New York (State of) Dormitory Authority (Rockefeller University);
Series 2022 A, Ref. RB	5.00%	07/01/2036	1,250	1,394,153

Series 2022 A, Ref. RB	5.00%	07/01/2037	800	886,450

New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 F, RB(g)	5.00%	10/01/2025	110	110,211

Series 2012 F, RB(g)	5.00%	10/01/2027	35	35,065

Series 2012 F, RB(g)	5.00%	10/01/2028	5	5,009

Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	2,793,794

Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,533,787

Series 2013 C, RB	5.00%	10/01/2026	1,665	1,697,550

Series 2013 C, RB	5.00%	10/01/2027	1,885	1,921,851

Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,252,628

Series 2017 B, RB (INS - AGM)(b)	5.00%	10/01/2033	1,345	1,478,846

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2037	4,245	4,363,419

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2023	$60	$60,534

Series 2021, RB	5.00%	07/01/2024	100	102,205

Series 2021, RB	5.00%	07/01/2025	90	93,137

Series 2021, RB	5.00%	07/01/2026	100	104,451

Series 2021, RB	5.00%	07/01/2027	120	126,418

Series 2021, RB	5.00%	07/01/2028	75	79,634

Series 2021, RB	5.00%	07/01/2029	100	107,009

Series 2021, RB	5.00%	07/01/2030	75	80,585

Series 2021, RB	4.00%	07/01/2035	200	192,017

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,300,766

Series 2018 A, RB	5.00%	07/01/2038	1,850	1,981,736

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,384,519

Series 2022, Ref. RB	5.00%	07/01/2036	735	756,519

New York (State of) Housing Finance Agency; Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,527,095

New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	175	175,225

New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	1,145	1,146,597

New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2019, RB	1.63%	05/01/2023	1,040	1,034,719

Series 2021 D-2, RB(e)	0.65%	11/01/2025	4,000	3,648,130

New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(i)	5.10%	11/15/2023	290	294,749

New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2042	5,000	4,940,006

New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,629,667

Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,306,219

New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2026	2,500	2,560,433

Series 2015, Ref. RB	5.00%	12/15/2032	15,000	16,005,991

Series 2015, Ref. RB	5.00%	12/15/2036	5,230	5,504,180

Series 2016 B, Ref. RB	5.00%	12/15/2024	2,110	2,111,881

New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	746,819

Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	1,733,879

New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,073

Series 2013 L-2-A, RB	3.60%	11/01/2033	3,000	2,869,251

Series 2014 E, RB	3.40%	11/01/2029	685	679,128

New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	1,095	1,107,816

New York City Housing Development Corp. (Sustainable Neighborhood);
Series 2017 E, RB	3.05%	11/01/2032	2,000	1,856,355

Series 2018 L, RB(e)	2.75%	12/29/2023	1,885	1,876,861

New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	13,505	13,767,898

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	1,580	1,580,713

Series 2000 A, RB	6.63%	06/01/2042	3,295	3,296,265

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	25	25,498

Series 2001, RB	5.75%	06/01/2043	135	137,694

New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	1,465	1,444,163

Series 2010 A, RB(c)	6.25%	06/01/2041	5,005	5,006,814

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$370	$377,491

Series 2016 A, Ref. RB	6.75%	06/01/2035	7,085	7,172,403

Series 2016 A, Ref. RB	6.45%	06/01/2040	830	848,783

Series 2016 A, Ref. RB	6.00%	06/01/2043	8,065	8,190,283

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,161,932

New York Liberty Development Corp.; Series 2021 1, Ref. RB	4.00%	02/15/2043	5,000	4,657,750

New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	1,998,904

New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,153

Series 2012 B, RB	5.00%	08/15/2024	2,375	2,379,583

Series 2013 A, RB	5.00%	06/15/2031	745	754,796

Series 2014, RB	5.00%	11/15/2031	5,000	5,164,421

New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	4,057,618

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,020

Series 2017 E, RB	5.00%	06/15/2042	12,375	13,131,591

Series 2018 B, RB	5.00%	06/15/2038	2,755	2,982,881

New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2013 A, RB	5.00%	06/15/2027	5,060	5,127,345

New York State Environmental Facilities Corp. (State Clean Water & Drinking Water);
Series 2021, RB	4.00%	06/15/2037	2,000	2,046,102

Series 2021, RB	4.00%	06/15/2039	8,000	8,108,338

New York State Thruway Authority; Series 2022, RB(j)(k)	4.00%	03/15/2043	24,500	23,759,595

New York State Urban Development Corp.;
Series 2013 A-1, RB(e)(g)	5.00%	03/15/2023	890	896,364

Series 2013 A-1, RB	5.00%	03/15/2028	250	251,638

Series 2013 C, RB	5.00%	03/15/2032	2,350	2,363,297

Series 2020 A, RB	4.00%	03/15/2040	1,695	1,663,722

Series 2020 C, Ref. RB	4.00%	03/15/2037	8,500	8,526,332

New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	4.00%	03/15/2039	10,000	9,996,580

New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2043	5,000	4,875,536

Series 2021, Ref. RB	4.00%	03/15/2044	5,000	4,846,296

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	13,620	13,620,921

Series 2016, Ref. RB(a)	5.00%	08/01/2031	2,500	2,500,028

Series 2021, Ref. RB(a)	2.25%	08/01/2026	3,255	3,043,921

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,306,594

Series 2018, RB(a)	5.00%	01/01/2034	3,370	3,400,492

Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,048,049

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,016,099

Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,853,977

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	919,969

Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	911,237

Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	899,931

Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,167,239

Series 2020, Ref. RB	5.00%	12/01/2035	1,000	1,040,985

Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,034,447

Series 2022, RB(a)	5.00%	12/01/2039	10,000	10,044,938

Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,200	2,207,418

Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	802,213

Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	907,443

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014, Ref. RB(a)	5.00%	04/01/2026	$1,000	$1,017,542

Series 2019, Ref. RB(a)	5.00%	04/01/2023	1,500	1,509,790

Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,365,131

Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	740,928

Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	761,092

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,035	2,000,879

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,005,195

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	1,000,798

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,244,686

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	990,795

Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	755	778,881

Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	837,882

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	294,801

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	374,690

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	486,091

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	506,615

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	532,295

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	470,250

Series 2017, Ref. RB	5.00%	05/01/2028	600	626,505

Series 2017, Ref. RB	5.00%	05/01/2029	450	469,323

Series 2017, Ref. RB	5.00%	05/01/2030	835	868,794

Series 2017, Ref. RB	5.00%	05/01/2032	600	617,916

Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	115,443

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	4.00%	07/01/2038	150	138,170

Series 2021, RB	4.00%	07/01/2041	220	197,948

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	698,770

Series 2015 A, Ref. RB	5.00%	10/01/2024	660	654,729

Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	625,094

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	295,348

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	12/01/2025	655	656,046

Rockland (County of), NY; Series 2012 B, GO Bonds	5.00%	12/15/2022	600	600,559

Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	741,097

Series 2021 A, RB(a)	5.00%	12/15/2030	585	646,724

Series 2021 A, RB(a)	5.00%	12/15/2031	235	261,766

Series 2021 A, RB(a)	5.00%	12/15/2032	750	825,648

Series 2021 A, RB(a)	5.00%	12/15/2033	750	829,191

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	45	45,743

Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	201,487

Schenectady County Capital Resource Corp.; Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,038,791

Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	335,636

Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,030

Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	365,778

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	530,061

Series 2017, Ref. RB	5.00%	09/01/2031	690	727,005

Series 2021, Ref. RB	5.00%	09/01/2030	125	135,599

Series 2021, Ref. RB	5.00%	09/01/2032	120	129,465

Series 2021, Ref. RB	5.00%	09/01/2034	210	223,967

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2024	$300	$300,615

Series 2012, RB	5.00%	07/01/2025	920	921,887

Series 2012, RB	5.00%	07/01/2043	8,870	8,881,674

Series 2016 A, Ref. RB	5.00%	07/01/2028	300	318,004

Series 2016 A, Ref. RB	5.00%	07/01/2030	785	829,502

Series 2016 A, Ref. RB	5.00%	07/01/2031	450	474,420

Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2023	310	310,627

Series 2016, GO Bonds	5.00%	03/15/2026	475	476,004

Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(a)	5.50%	01/01/2023	345	345,186

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	305	273,640

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	12,075	11,303,854

Series 2016 B-1, RB(c)	4.85%	11/01/2031	1,735	1,624,198

Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,690	1,582,072

Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,110	1,039,112

Triborough Bridge & Tunnel Authority;
Series 2012 A, RB	5.00%	11/15/2038	800	801,540

Series 2012 B, Ref. RB	5.00%	11/15/2023	225	225,442

Series 2012 B, Ref. RB	5.00%	11/15/2024	1,000	1,005,569

Series 2012 B, Ref. RB	5.00%	11/15/2029	275	275,563

Series 2013 A, Ref. RB	4.00%	11/15/2027	400	402,205

Series 2013 A, Ref. RB	5.00%	11/15/2028	1,000	1,010,314

Series 2013 B, Ref. RB	5.00%	11/15/2027	670	684,811

Series 2013 B, Ref. RB	5.00%	11/15/2030	3,000	3,059,195

Series 2014 A, RB	5.00%	11/15/2039	10,135	10,338,799

Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,844,349

Series 2021 C-1A, RB	5.00%	05/15/2040	4,000	4,380,310

Series 2021 C-1A, RB	5.00%	05/15/2041	2,000	2,180,245

Series 2021 C-1A, RB	4.00%	05/15/2042	5,000	4,920,665

Series 2022, RB	5.00%	05/15/2026	9,500	10,235,971

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,352,529

Series 2022 A, Ref. RB	4.00%	05/15/2040	1,500	1,492,469

Series 2022 A, Ref. RB	4.00%	05/15/2041	1,500	1,482,107

Series 2022 A, Ref. RB	4.00%	05/15/2042	1,620	1,594,296

Series 2022 A, Ref. RB	5.00%	05/15/2043	1,500	1,633,976

Series 2022 A, Ref. RB	5.00%	05/15/2044	3,000	3,258,780

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,199,128

Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,296,897

Series 2020, Ref. RB	5.00%	09/01/2039	7,500	7,861,229

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	2,948,644

Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	5,176,872

Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,174,798

Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,162,839

Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,149,486

Utica (City of), NY; Series 2022, GO Notes	2.00%	01/26/2023	5,000	4,992,419

Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	10,000	9,645,891

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	325	333,907

Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	4.00%	04/01/2034	1,240	1,266,015

Series 2021 A, RB	4.00%	04/01/2035	1,225	1,236,391

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	3.00%	12/01/2026	1,055	960,793

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	$20	$20,436

Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	915	916,363

Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	187,154

				1,521,472,413

Puerto Rico–11.83%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	860	860,273

Series 2002, RB	5.50%	05/15/2039	42,695	42,588,376

PRCCDA Custodial Trust; Series A	2.18%	03/15/2049	123	32,581

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	10,467	9,618,173

Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	941	516,779

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	31,287	31,423,631

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	19,085	19,360,235

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,600,906

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	814,176

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	771	792,442

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,327,537

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	560,785

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	471,684

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	616,721

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4

Series 2022, RB(l)	0.00%	11/01/2051	15,917	7,123,081

Series 2022, RB(l)	0.00%	11/01/2051	6,882	903,265

Subseries 2022, RN(l)	0.00%	11/01/2043	4,286	1,955,318

Subseries 2022, RN(l)	0.00%	11/01/2051	546	193,941

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2020 A, Ref. RB(c)	5.00%	07/01/2025	5,000	5,060,083

Series 2021 B, RB(c)	5.00%	07/01/2024	6,250	6,323,472

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 12/05/2012-05/14/2013; Cost $500,000) (INS - NATL)(b)(d)	5.00%	07/01/2024	500	502,009

Series 2005 RR, RB (Acquired 05/14/2013; Cost $280,000) (INS - NATL)(b)(d)	5.00%	07/01/2024	280	281,125

Series 2005 SS, Ref. RB (Acquired 12/05/2012-06/17/2013; Cost $830,000) (INS - NATL)(b)(d)	5.00%	07/01/2023	830	834,449

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(b)	5.00%	07/01/2027	835	840,588

Series 2003, RB(f)(m)	5.00%	07/01/2023	135	1

Series 2003, RB(f)(m)	5.00%	07/03/2028	90	1

Series 2005 K, RB(f)	5.00%	07/01/2024	7,760	1,571,400

Series 2005 K, RB(f)	5.00%	07/01/2025	14,545	2,945,362

Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(f)(m)	5.00%	07/01/2028	425	4

Series 1998, RB (INS - NATL)(b)	5.00%	07/01/2028	50	49,668

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	18,370	19,029,365

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	500	503,346

Series 2005 A, RB	5.25%	08/01/2024	10,000	10,001,286

Puerto Rico (Commonwelath of) Electric Power Authority; Series 2008 WW, RB (Acquired 11/02/2010; Cost $5,048,400)(d)(f)	5.25%	07/01/2025	5,000	3,712,500

Puerto Rico Public Finance Corp.; Series 2011 A, RB (Acquired 07/13/2011; Cost $103,266,845)(d)(f)	6.50%	08/01/2028	105,030	3,938,625

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2024	$170	$158,062

Series 2018 A-1, RB(l)	0.00%	07/01/2027	5,930	4,779,491

Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	6,494,491

Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	384,093

Series 2018 A-1, RB	4.50%	07/01/2034	487	459,749

Series 2018 A-1, RB	4.55%	07/01/2040	246	229,107

Series 2018 A-1, RB(l)	0.00%	07/01/2046	1	252

Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	188

Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,652,891

Series 2018 A-1, RB	5.00%	07/01/2058	2,074	1,967,833

Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,268,425

Series 2019 A-2, RB	4.54%	07/01/2053	75	65,436

Series 2019 A-2, RB	4.78%	07/01/2058	1,004	917,764

Series 2019 A-2B, RB	4.55%	07/01/2040	672	625,854

University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,380,825

Series 2006 Q, RB	5.00%	06/01/2030	300	288,210

				205,025,863

Virgin Islands–0.70%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031	220	220,229

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,527,328

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023	3,380	3,419,026

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024	850	859,814

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025	3,760	3,803,324

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026	1,715	1,734,732

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2027	50	50,575

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2028	280	283,220

Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028	125	125,184

				12,023,432

Northern Mariana Islands–0.23%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(c)	5.00%	06/01/2030	4,455	4,010,300

Guam–0.15%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	2,628,591

Total Municipal Obligations (Cost $1,919,302,022)				1,745,160,599

			Shares
Common Stocks & Other Equity Interests–0.00%
New York–0.00%
CMS Liquidating Trust; (Cost $2,185,523)(m)(n)			2,137	106,850

TOTAL INVESTMENTS IN SECURITIES(o) –100.68% (Cost $1,921,487,545)				1,745,267,449

FLOATING RATE NOTE OBLIGATIONS–(1.06)%
Note with an interest and fee rate of 2.22% at 11/30/2022 and a contractual maturity of collateral of 03/15/2043(p)				(18,375,000)

BORROWINGS–(0.57)%				(9,900,000)

OTHER ASSETS LESS LIABILITIES–0.95%				16,413,374

NET ASSETS–100.00%				$1,733,405,823

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $84,136,379, which represented 4.85% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2022 was $11,880,812, which represented less than 1% of the Fund’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $12,255,829, which represented less than 1% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Zero coupon bond issued at a discount.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Non-income producing security.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.84%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $23,759,595 are held by TOB Trusts and serve as collateral for the $18,375,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,745,160,593	$ 6	$1,745,160,599

Common Stocks & Other Equity Interests	–	–	106,850	106,850

Total Investments in Securities	–	1,745,160,593	106,856	1,745,267,449

Other Investments – Assets

Investments Matured	–	7,238,523	83	7,238,606

Total Investments	$–	$1,752,399,116	$106,939	$1,752,506,055

Invesco Rochester® Limited Term New York Municipal Fund